CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK.
CAPITAL STOCK

21.  CAPITAL STOCK

The details of capital stock are as follows:

	2017
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,560	52.09	2,580
The Bank of New York Mellon Corporation*	6,078,374,280	6.14	304
Commissioners (Note 1b):
Hendri Saparini	414,157	0	0
Hadiyanto	875,297	0	0
Rinaldi Firmansyah	147,100	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	920,349	0	0
Herdy Rosadi Harman	828,012	0	0
Abdus Somad Arief	828,314	0	0
Dian Rachmawan	888,854	0	0
Public (individually less than 5%)	41,376,586,676	41.77	2,069
Total	99,062,216,600	100.00	4,953
Treasury stock (Note 23)	1,737,779,800	0	87
Total	100,799,996,400	100.00	5,040

	2018
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,560	52.09	2,580
The Bank of New York Mellon Corporation*	4,944,921,880	4.99	247
Commissioners (Note 1b):
Hendri Saparini	654,505	0	0
Rinaldi Firmansyah	454,113	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	1,683,359	0	0
Herdy Rosadi Harman	1,514,720	0	0
Abdus Somad Arief	1,515,022	0	0
Dian Rachmawan	1,575,562	0	0
Harry Mozarta Zen	689,492	0	0
David Bangun	1,000	0	0
Siti Choiriana	540	0	0
Public (individually less than 5%)	42,506,852,846	42.92	2,126
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and can not be transferred to any party, and has a veto in the General Meeting of Stockholders of the Company with respect to election and removal from the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 28 dated April 21, 2017 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2016 amounting to Rp11,611 billion (Rp117.21 per share) and Rp1,936 billion (Rp19.54 per share), respectively.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 54 dated April 27, 2018 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2017 amounting to Rp13,287 billion (Rp134.13 per share) and Rp3,322 billion (Rp33.53 per share), respectively. The Company paid cash dividend and special cash dividend on May 31, 2018.